ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
Non-current assets held-for-sale [Abstract]
Assets Held For Sale	ASSETS HELD FOR SALE

			$ million
					2020
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	116	116	—	112	112
Property, plant and equipment	—	896	896	—	1,147	1,147
Trade and other receivables	349	71	420	—	—	—
Inventories	528	—	528	—	—	—
Assets classified as held for sale	877	1,083	1,960	—	1,259	1,259
Debt	257	199	456	—	—	—
Trade and other payables	235	140	375	—	—	—
Deferred tax	—	41	41	—	—	—
Retirement benefits	—	108	108	—	—	—
Decommissioning and other provisions	10	219	229	2	194	196
Income taxes payable	44	—	44	—	—	—
Liabilities directly associated with assets classified as held for sale	546	707	1,253	2	194	196